DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
    General:

    The following is a brief description of the National Fuel Gas Company Tax-Deferred Savings Plan (the Plan) provided for general information purposes only. Participants should refer to the Plan document for more complete information. The Plan is a defined contribution plan as permitted under Section 401(k) of the Internal Revenue Code. The Plan was adopted March 21, 1989, effective as of July 1, 1989, and has been amended since that time. It is subject to the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

    During 2003, the Board of Directors of National Fuel Gas Company approved the merger of the National Fuel Gas Company Employees’ Thrift Plan (the “Thrift Plan”) into the Plan, in part, and into another plan, in part. Specifically, the account balances contained in the Thrift Plan’s Government Bond Fund and the Pooled Investment Contract Fund were merged into the Vanguard Total Bond Market Index Fund and the Vanguard Retirement Savings Trust, respectively, within the Plan. Former Thrift Plan participants have the option to move these funds into other investment options offered by the Plan and retain the same rights and features of the former Thrift Plan. Former Thrift Plan funds are kept separate from any funds that a participant invests directly into the Plan.

    As of January 1, 2004, an additional Retirement Savings Account benefit was provided to certain participants in the Plan. Participants should refer to the Plan document for more complete information.

    Effective September 28, 2007, the Plan was amended such that the portion of the Trust invested in National Fuel Gas Company Stock Fund A and National Fuel Gas Company Stock Fund B is designated as an Employee Stock Ownership Plan (“ESOP”). The ESOP portion of the Plan is intended to be a stock bonus plan as defined in Treasury Regulations section 1.401-1(b)(1)(iii) and a non-leveraged employee stock ownership plan under the requirements of sections 401(a) and 4975(e) of the Internal Revenue Code. Cash dividends paid with respect to shares of stock held in the ESOP as of the record date for such dividends shall be, at the election of the participant or beneficiary, either (i) paid or distributed in cash to the participant or beneficiary, or (ii) paid to the applicable National Fuel Gas Company ESOP Fund and reinvested in National Fuel Gas Company common stock. Except for special deemed election rules for hardship withdrawals approved between the ex-dividend date for a dividend and the due date for the election with respect to such dividend, if a participant or beneficiary fails to make a proper election with respect to a dividend, the participant or beneficiary shall be deemed to have elected to have the dividend paid to the applicable National Fuel Gas Company ESOP Fund and reinvested in National Fuel Gas Company common stock.

    Effective April 1, 2023, the Plan was amended to permit participants to make Roth 401(k) contributions to the Plan. Unlike traditional pretax 401(k) plan contributions, Roth 401(k) contributions are included in the participant's taxable income in the year that the contribution is made to the Plan. However, qualified distributions of Roth 401(k) contributions and associated earnings are generally not taxable if applicable Internal Revenue Code requirements are satisfied, including requirements related to age (or death or disability) and holding period.

    Eligibility and Participation:

    Originally, the Plan was established for the benefit of employees of National Fuel Gas Company and its participating subsidiaries (the Company) who were subject to a collective bargaining agreement between the Company and the International Brotherhood of Electrical Workers (IBEW), Locals 2154 and 2199 (which consolidated with 2199-J). These employees became eligible to participate in the Plan on July 1, 1989 or, if later, after meeting the service requirements, completing 1,000 hours of service, and attaining age 21. Employees subject to collective bargaining agreements between the Company and the IBEW Local 2279 (now consolidated with IBEW Local 2154) and the Service Employee International Union (SEIU) F & O Conference - Local 22 (prior to their consolidation on September 1, 1999, the International Brotherhood of Firemen and Oilers, Locals 22, 23, 25 and 251) also became eligible to participate in the Plan on August 1, 1990 or, if later, after meeting the service requirements, completing 1,000 hours of service, and attaining age 21. Effective on various dates since 2017, certain union employees became eligible to participate in the Plan after completing six (6) continuous months of full-time employment by the Company and attaining age 18.

    Certain Plan participants who are at least 18, meet the service requirement and work at least 1,000 hours (or six continuous months of full-time employment), and whose first hour of service with the Company is credited on or after November 1, 2003, are eligible for the Retirement Savings Account benefit.
    The category of employees whose employment is covered under Article XIX of the collective bargaining agreement between the Company and the IBEW, AFL-CIO, Local Union 2199 dated November 1, 2003 through February 14, 2008, and any article covering the same employee category under any succeeding collective bargaining agreements (Article XIX Employees), are not eligible to receive employer matching contributions or the Retirement Savings Account benefit.

    Contributions:

    Plan participants may direct the Company to reduce their base pay by a specified full percentage of at least 2% and not more than 60%. These wage reductions are subject to certain Plan and Internal Revenue Code limitations, and the Company remits them to the Plan Trustee on the participants' behalf. In addition, the Company makes an employer matching contribution that ranges from 1.25% to 5.0% of the participants' base pay depending upon rate of wage reduction contributions and, for certain union members, their years of service. Prior to April 1, 2025, for employees subject to collective bargaining agreements between the Company and the IBEW Local 2154, and prior to June 1, 2025, for employees subject to a collective bargaining agreement between the Company and the IBEW Local 2199, the employer matching contribution ranged from 1.0% to 3.5% depending upon rate of wage reduction contributions.

    Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. Participants may change their investment allocation on a daily basis. Participants eligible for the Retirement Savings Account benefit receive a Company contribution of 3% or 4% of the participant’s compensation (in addition to any employer matching contributions under the Plan), depending on the participant’s years of service. The Company contribution in the Retirement Savings Account is participant directed and can be directed into any of the Plan’s investment options except for the Common Stock of National Fuel Gas Company.

    "Base pay" is defined in the Plan generally to mean a participant's basic compensation for a payroll period. An individual participant's wage reduction contributions to the Plan are subject to ceilings imposed by the Internal Revenue Code, and adjusted periodically for cost-of-living increases.

    Participants' accounts, including all wage reduction contributions, employer matching contributions, and the earnings thereon, are at all times fully vested and nonforfeitable. Participants’ accounts within the Retirement Savings Account are 100% vested following five years of service for all pre-January 1, 2007 employer contributions, and following three years of service for all employer contributions thereafter. Forfeitures may be used to reduce Company contributions. Forfeitures amounted to $54,372 and $34,000 for the years ended December 31, 2025 and 2024, respectively. Unused forfeitures amounted to $3,621 and $14 at December 31, 2025 and 2024, respectively.

    Employer Matching Contributions:

    Employer matching contributions are invested in a fund consisting primarily of the common stock of National Fuel Gas Company (National Fuel Gas Company ESOP Fund). This fund also maintains a small cash position in the Vanguard Federal Money Market Fund and may also include receivables and/or payables for unsettled security transactions and receivables for accrued dividends. A separate account is maintained for each participant showing his/her interest in this fund.

    Participants may exchange all or a portion of their National Fuel Gas Company common stock (National Fuel Gas Company ESOP Fund) for an interest in another fund.
    Distributions, Notes Receivable from Participants and Withdrawals:

    Plan participants (or their beneficiaries) may receive distributions from the Plan upon death, retirement, attainment of age 59 1/2, disability or other termination, in accordance with a qualified domestic relations order, or in the event of hardship, subject to the Plan's limitations and restrictions. In certain cases, participants may postpone receipt of Plan distributions.

    Plan participants may borrow from their accounts in accordance with certain Plan rules. The loans are collateralized by the participant’s account. Such loans are shown on the Statements of Net Assets Available for Benefits as Notes Receivable from Participants. Notes Receivable from Participants are valued at their unpaid principal balances. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

    Former Thrift Plan Participants may, at any time, withdraw the entire value of those amounts transferred to the Plan.

    Participant Accounts:

    Each participant’s account is credited with the participant’s contribution and an allocation of (a) the Company’s contribution, (b) Plan earnings, and (c) investment fees. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.

    Administration:

    A Tax-Deferred Savings Plan Committee appointed by the Chief Executive Officer of National Fuel Gas Company is the Administrator of the Plan. The assets of the Plan are held by the Trustee, Vanguard Fiduciary Trust Company (Vanguard).

    Plan Termination:

    The Company reserves the right in its discretion to amend, suspend, or terminate the Plan at such time as it deems appropriate, subject to the provisions of ERISA.